Fair Values (Assets and Liabilities Not Measured at Fair Value ) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement [Domain]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	$ 15,908.0	$ 15,217.0
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	15,411.0	13,881.0
Long-term Debt, Fair Value	15,908.0	15,217.0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	0.0	69.0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	14,991.0	14,346.0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	$ 917.0	$ 802.0